UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[cover:  evening photo of the Memorial Bridge with the LIncoln Memorial in the background]

Semi-annual report for the six months ended February 28, 2006

U.S. Government Securities FundSM seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-2.23%	+2.98%	+4.83%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.87%, which reflects a fee waiver (3.84% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.40% (3.37% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 24. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[evening photo of the Memorial Bridge with the LIncoln Memorial in the background]

Rising interest rates dampened bond returns during the first half of the current fiscal year. For the six months ended February 28, 2006, U.S. Government Securities Fund recorded a total return of -0.3%.

The fund’s return, while disappointing, was better than its peer group norm of -0.7% for the Lipper General U.S. Government Funds Average. The fund’s benchmark, the unmanaged Citigroup Treasury/Government-Sponsored/Mortgage Index, produced a marginally positive return of 0.1%. Index returns, however, do not include expenses. Government bond returns for longer, more meaningful time periods (as shown in the table below) have been decidedly more substantial.

Shareholders earned monthly dividends totaling 25.3 cents a share during this period. Those who reinvested their dividends recorded an income return of 1.9% (3.8% annualized). Those who elected to take dividends in cash had a similar income return, even as the fund’s share price slipped 2.2%.

[Begin Sidebar]
Results at a glance
Average annual total returns for periods ended February 28, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime*

U.S. Government Securities Fund	2.24%	4.08%	5.25%	6.83%
Citigroup Treasury/
Government-Sponsored/Mortgage Index†	3.08	5.09	6.18	7.91
Lipper General U.S. Government Funds Average	2.03	4.12	5.17	6.81

*Since October 17, 1985.
†The index is unmanaged and does not reflect sales charges, commissions or expenses.
[End Sidebar]

Government bond market overview

Government bond results were primarily shaped by the ongoing rise in interest rates. Since June 2004, the Federal Reserve has steadily raised its target lending rate, gradually removing the monetary stimulus it implemented in response to the recession earlier this decade. By the end of the reporting period, the Fed had raised rates 14 times, a quarter percentage point each, bringing the federal funds rate to 4.5%. A 15th increase in late March bumped the rate to 4.75%.

The Fed rate increases helped push short-term bond yields higher by as much as one percentage point during the reporting period, while long-term bond yields rose roughly half a point. By the end of the reporting period, the Treasury yield curve (which plots the current yields on Treasury debt ranging from three months out to 30 years and serves as a benchmark for the broader bond market) was essentially flat. This means that short-term Treasuries yielded about the same as long-term Treasuries — an atypical bond market phenomenon.

Changes in yields do not affect all bonds equally. The same change in yield will typically have a much greater price impact on long-term bonds than it will on short-term debt. This was the case late in the reporting period, and consequently, long-term obligations generally posted weaker returns than did short-term bonds. Within the government sector, mortgage-backed obligations fared better than federal agency bonds or Treasury debt. The heavy concentration of mortgage-backed securities in the Citigroup index (nearly 50%) helped it record a positive return for this fiscal period.

How the portfolio responded

Government securities are prized for their pristine credit quality and perceived safety. They are not, however, immune to interest rate changes, as evidenced by recent returns.

During this cycle of rising rates, the fund’s portfolio counselors have actively managed the portfolio to help protect shareholder principal as much as possible. Early on, they implemented a somewhat shorter maturity structure in the portfolio, and more recently, they targeted specific maturities on the yield curve deemed most likely to offer value as the yield curve flattened. These strategies have helped reduce losses over the near term.

The portfolio counselors have also adjusted the mix of securities to afford better principal protection and to access opportunities that arise from changing market conditions. During the recent period, they have increased the fund’s exposure to mortgage-backed obligations to 37.7% from 35.4%. Fund holdings of U.S. Treasuries were also slightly higher for the period, while federal agency bonds and notes declined to 11.0% from 16.9%.

Looking ahead

Going forward, market expectations will continue to be shaped by the strength of the economy and the rate of inflation attending its growth. Near term, the government bond market remains focused on the Federal Reserve, the leanings of its new chairman, Ben Bernanke, and the remaining number of rate hikes in this cycle. Additional rate increases may well restrain fund results and market returns through the balance of this fiscal period.

Despite these near-term concerns, we remain optimistic about longer term prospects for the fund. Rising interest rates today should begin to translate into more attractive income returns in the years ahead. Moreover, U.S. government securities continue to offer a margin of safety and security unmatched by other bonds. This makes them a valued component in any investor portfolio — be it the portfolio of a major central bank or the retirement account of an average American couple.

We are grateful to be part of your long-term investment plan.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ John H. Smet
John H. Smet
President

April 12, 2006

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type

U.S. Treasury bonds & notes	46.1%
Mortgage-backed obligations	37.7%
Federal agency bonds & notes	11.0%
Short-term securities & other assets less liabilities	5.2%
[end pie chart]

Quality breakdown
as of February 28, 2006	Percent of net assets

U.S. Government obligations*	66.5%
Federal agencies	28.3
Short-term securities & other
assets less liabilities	5.2

*These securities are guaranteed by the full faith and credit of the United States government.

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 94.80%	(000)	(000)	assets

U.S. Treasury bonds & notes - 46.13%
U. S. Treasury:
6.875% 2006	$20,000	$20,092
3.75% 2007	46,000	45,526
6.25% 2007	49,000	49,693
3.375% 2008	25,500	24,675
3.625% 2008 (1)	32,779	33,943
3.625% 2009	244,100	236,377
3.875% 2009 (1)	15,152	16,031
4.00% 2010	133,750	130,604
5.75% 2010 (2)	71,435	74,677
4.375% 2012	17,355	17,127
3.625% 2013	34,000	32,003
4.25% 2013	19,500	19,055
2.00% 2014 (1)	84,367	84,356
8.875% 2019	20,100	28,203
7.875% 2021	16,500	22,059
6.50% 2026	39,000	48,317
5.375% 2031	19,521	21,742
3.375% 2032 (1)	10,546	13,922
4.50% 2036	80,550	80,550
0%-12.00% 2006-2030 (1)	104,158	101,676	46.13%
		1,100,628	46.13

Mortgage-backed obligations (3) - 37.70%
Government National Mortgage Assn.:
4.00% 2035 (4)	13,006	12,719
4.50% 2035 (4)	13,219	13,048
4.50% 2035 (4)	12,575	12,388
5.00% 2035 (4)	39,785	39,630
5.00% 2035	36,880	36,195
5.50% 2035	24,477	24,461
5.50% 2035	14,430	14,421
6.00% 2035	23,530	23,925
6.00% 2035	19,462	19,789
6.00% 2035	14,198	14,436
6.50% 2035	29,867	30,815
Series 2004-19, 5.00% 2031	13,911	13,503
3.624%-10.00% 2009-2035 (4)	127,688	127,973	16.07
Fannie Mae:
5.50% 2035	12,685	12,575
6.00% 2035	15,538	15,694
6.00% 2036	71,913	72,570
Series 2003-T1, Class B, 4.491% 2012	15,000	14,558
Series 1997-M6, Class ZA, 6.85% 2026	17,871	18,355
Series 2005-29, Class AK, 4.50% 2035	13,378	12,897
Series 2005-68, Class PG, 5.50% 2035	18,750	18,619
3.769%-12.032% 2006-2042 (4)	157,378	159,061	13.59
Freddie Mac:
4.649% 2035 (4)	25,297	24,788
5.00% 2035	14,669	14,211
5.00% 2035	13,893	13,460
6.00% 2036	33,370	33,699
6.50% 2036	38,750	39,649
1.876%-12.00% 2007-2035 (4)	66,177	65,724	8.03
Other securities		329.01
		899,492	37.70
Federal agency bonds & notes - 10.97%
Freddie Mac:
3.35% 2007	7,000	6,817
5.75% 2009	26,000	26,626
4.125% 2010	71,000	68,784	4.29
Small Business Administration:
Series 2006-10A, 5.408% 2016 (3)	13,475	13,496
4.75%-6.44% 2021-2023 (3)	43,771	43,633	2.39
Federal Home Loan Bank:
3.70% 2007	14,535	14,276
2.50%-5.75% 2006-2008	18,725	18,800	1.39
United States Agency for International Development:
Republic of Egypt 4.45% 2015	26,750	25,970
State of Israel, Class 1-A, 5.50% 2023	5,000	5,361	1.31
Fannie Mae 6.625% 2009	2,900	3,061.13
Other securities		34,916	1.46
		261,740	10.97

Total bonds & notes (cost: $2,284,312,000)		2,261,860	94.80

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.55%	(000)	(000)	assets

U.S. Treasury Bills 3.80%-4.37% due 3/2-4/20/2006 (2)	$212,000	$211,479	8.86
Federal Home Loan Bank 4.35% due 3/1/2006	40,400	40,395	1.69

Total short-term securities (cost: $251,859,000)		251,874	10.55

Total investment securities (cost: $2,536,171,000)		2,513,734	105.35
Other assets less liabilities		(127,627)	(5.35)

Net assets		$2,386,107	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $10,693,000, which represented 0.45% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $2,536,171)		$2,513,734
Cash		65
Receivables for:
Sales of investments	$15,894
Sales of fund's shares	3,799
Interest	14,846	34,539
		2,548,338
Liabilities:
Payables for:
Purchases of investments	154,987
Repurchases of fund's shares	3,840
Dividends on fund's shares	777
Investment advisory services	502
Services provided by affiliates	1,939
Deferred trustees' compensation	148
Other fees and expenses	38	162,231
Net assets at February 28, 2006		$2,386,107

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,435,308
Distributions in excess of net investment income		(1,679)
Accumulated net realized loss		(25,085)
Net unrealized depreciation		(22,437)
Net assets at February 28, 2006		$2,386,107

Shares of beneficial interest issued and outstanding - unlimited shares authorized (177,816 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$1,733,997	129,220	$13.42
Class B	181,384	13,517	13.42
Class C	113,707	8,474	13.42
Class F	59,520	4,436	13.42
Class 529-A	38,569	2,874	13.42
Class 529-B	13,580	1,012	13.42
Class 529-C	22,992	1,713	13.42
Class 529-E	3,249	242	13.42
Class 529-F	1,955	146	13.42
Class R-1	3,602	268	13.42
Class R-2	88,044	6,561	13.42
Class R-3	100,830	7,514	13.42
Class R-4	15,236	1,135	13.42
Class R-5	9,442	704	13.42
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.94 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$52,300

Fees and expenses:(*)
Investment advisory services	$3,639
Distribution services	4,502
Transfer agent services	1,623
Administrative services	803
Reports to shareholders	139
Registration statement and prospectus	91
Postage, stationery and supplies	219
Trustees' compensation	33
Auditing and legal	5
Custodian	6
Other	51
Total fees and expenses before reimbursements/waivers	11,111
Less reimbursement/waiver of fees and expenses:
Investment advisory services	364
Administrative services	219
Total fees and expenses after reimbursements/waivers		10,528
Net investment income		41,772

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(6,655)
Net unrealized depreciation on investments		(46,040)
Net realized loss and unrealized
depreciation on investments		(52,695)
Net decrease in net assets resulting
from operations		($10,923)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2006*	2005
Operations:
Net investment income	$41,772	$74,082

Net realized (loss) gain on investments	(6,655)	22,908

Net unrealized depreciation on investments	(46,040)	(23,099)
Net (decrease) increase in net assets
resulting from operations	(10,923)	73,891

Dividends paid or accrued to shareholders from net investment income	(43,350)	(77,980)

Capital share transactions	(10,764)	(49,511)

Total decrease in net assets	(65,037)	(53,600)

Net assets:
Beginning of period	2,451,144	2,504,744
End of period (including distributions in excess of
net investment income: $(1,679) and $(101),
respectively)	$2,386,107	$2,451,144

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of February 28, 2006, the cost of investment securities for federal income tax purposes was $2,536,620,000.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed net investment income	$ 763
Accumulated short-term capital losses	<27,876>
Undistributed long-term capital gains	1,720
Gross unrealized appreciation on investment securities	6,238
Gross unrealized depreciation on investment securities	<29,124>
Net unrealized depreciation on investment securities	<22,886>

Accumulated short-term capital losses above include capital loss carryforwards of $4,377,000, $5,664,000 and $8,375,000 expiring in 2006, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2006, the fund realized, on a tax basis, a net capital loss of $7,740,000.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2006	Year ended August 31, 2005
Class A	$32,925	$60,566
Class B	2,867	5,444
Class C	1,738	3,078
Class F	1,078	1,494
Class 529-A	709	1,158
Class 529-B	197	332
Class 529-C	333	551
Class 529-E	53	85
Class 529-F	35	44
Class R-1	50	67
Class R-2	1,304	2,014
Class R-3	1,612	2,519
Class R-4	269	356
Class R-5	180	272
Total	$43,350	$77,980

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2006, total investment advisory services fees waived by CRMC were $364,000. As a result, the fee shown on the accompanying financial statements of $3,639,000, which was equivalent to an annualized rate of 0.306%, was reduced to $3,275,000, or 0.275% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2006, the total administrative services fees paid by CRMC were $2,000, $179,000 and $38,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$2,112	$1,486	Not applicable	Not applicable	Not applicable
Class B	933	137	Not applicable	Not applicable	Not applicable
Class C	575	Included in administrative services	$86	$30	Not applicable
Class F	70		24	11	Not applicable
Class 529-A	38		22	7	$19
Class 529-B	67		8	4	7
Class 529-C	112		13	6	11
Class 529-E	7		2	1	2
Class 529-F	-		1	-*	1
Class R-1	17		2	3	Not applicable
Class R-2	318		63	293	Not applicable
Class R-3	235		70	101	Not applicable
Class R-4	18		10	1	Not applicable
Class R-5	Not applicable		4	1	Not applicable
Total	$4,502	$1,623	$305	$458	$40
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2006
Class A	$185,670	13,766	$30,775	2,284	$(243,997)	(18,106)	$(27,552)	(2,056)
Class B	8,438	626	2,706	201	(21,724)	(1,613)	(10,580)	(786)
Class C	16,962	1,258	1,612	120	(22,136)	(1,644)	(3,562)	(266)
Class F	15,475	1,149	982	73	(9,384)	(697)	7,073	525
Class 529-A	4,550	338	744	55	(3,691)	(274)	1,603	119
Class 529-B	742	55	208	16	(795)	(59)	155	12
Class 529-C	2,537	188	350	26	(2,245)	(167)	642	47
Class 529-E	471	35	56	4	(245)	(18)	282	21
Class 529-F	367	27	36	3	(55)	(4)	348	26
Class R-1	842	62	53	4	(341)	(25)	554	41
Class R-2	17,115	1,269	1,360	101	(13,688)	(1,016)	4,787	354
Class R-3	25,183	1,866	1,680	125	(15,113)	(1,123)	11,750	868
Class R-4	4,368	324	281	20	(2,549)	(189)	2,100	155
Class R-5	2,443	181	163	12	(970)	(72)	1,636	121
Total net increase
(decrease)	$285,163	21,144	$41,006	3,044	$(336,933)	(25,007)	$(10,764)	(819)

Year ended August 31, 2005
Class A	$354,359	25,921	$53,349	3,899	$(502,917)	(36,782)	$(95,209)	(6,962)
Class B	22,360	1,635	4,865	355	(51,280)	(3,752)	(24,055)	(1,762)
Class C	34,774	2,544	2,713	198	(39,655)	(2,902)	(2,168)	(160)
Class F	36,668	2,679	1,201	88	(16,698)	(1,222)	21,171	1,545
Class 529-A	8,679	635	1,144	83	(5,415)	(396)	4,408	322
Class 529-B	1,883	137	329	24	(1,847)	(135)	365	26
Class 529-C	5,454	399	545	40	(4,462)	(327)	1,537	112
Class 529-E	940	69	83	6	(467)	(34)	556	41
Class 529-F	557	41	43	3	(27)	(2)	573	42
Class R-1	1,566	114	66	5	(695)	(51)	937	68
Class R-2	36,449	2,666	1,979	145	(20,817)	(1,523)	17,611	1,288
Class R-3	34,716	2,538	2,481	182	(18,418)	(1,348)	18,779	1,372
Class R-4	7,448	545	348	26	(2,524)	(185)	5,272	386
Class R-5	4,126	301	224	17	(3,638)	(265)	712	53
Total net increase
(decrease)	$549,979	40,224	$69,370	5,071	$(668,860)	(48,924)	$(49,511)	(3,629)

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,835,737,000 and $1,905,550,000, respectively, during the six months ended February 28, 2006.

Financial highlights (1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )		Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 2/28/2006	(5)	$13.72	$.24	$(.29)		$(.05)	$(.25)	$13.42	(.33)%	$1,734			.77%	(6)	.74%	(6)	3.65%	(6)
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.23	1,801			.76		.74		3.17
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.49	1,900			.71		.71		3.14
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.29	2,374			.76		.76		3.01
Year ended 8/31/2002		13.34	.57	.41		.98	(.59)	13.73	7.55	2,256			.80		.80		4.27
Year ended 8/31/2001		12.76	.70	.63		1.33	(.75)	13.34	10.70	1,357			.85		.85		5.37
Class B:
Six months ended 2/28/2006	(5)	13.72	.20	(.29)		(.09)	(.21)	$13.42	(.69)	181			1.50	(6)	1.47	(6)	2.93	(6)
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.51	196			1.48		1.46		2.45
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.72	221			1.47		1.47		2.38
Year ended 8/31/2003		13.73	.32	(.10)		.22	(.36)	13.59	1.58	291			1.46		1.46		2.23
Year ended 8/31/2002		13.34	.48	.41		.89	(.50)	13.73	6.80	184			1.50		1.50		3.47
Year ended 8/31/2001		12.76	.61	.63		1.24	(.66)	13.34	9.94	40			1.51		1.51		4.47
Class C:
Six months ended 2/28/2006	(5)	13.72	.19	(.29)		(.10)	(.20)	$13.42	(.71)	114			1.55	(6)	1.52	(6)	2.87	(6)
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.45	120			1.53		1.51		2.40
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.65	122			1.53		1.53		2.32
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.51	170			1.54		1.54		2.19
Year ended 8/31/2002		13.34	.47	.41		.88	(.49)	13.73	6.72	122			1.57		1.57		3.37
Period from 3/15/2001 to 8/31/2001		13.31	.25	.04		.29	(.26)	13.34	2.19	15			.81		.81		1.97
Class F:
Six months ended 2/28/2006	(5)	13.72	.25	(.29)		(.04)	(.26)	$13.42	(.31)	59			.71	(6)	.68	(6)	3.70	(6)
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.24	54			.75		.73		3.18
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	33			.75		.75		3.04
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.29	23			.75		.75		3.00
Year ended 8/31/2002		13.34	.56	.41		.97	(.58)	13.73	7.51	22			.83		.83		4.16
Period from 3/15/2001 to 8/31/2001		13.31	.29	.04		.33	(.30)	13.34	2.53	6			.40		.40		2.35
Class 529-A:
Six months ended 2/28/2006	(5)	13.72	.24	(.29)		(.05)	(.25)	$13.42	(.35)	39			.81	(6)	.78	(6)	3.62	(6)
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.18	38			.81		.79		3.13
Year ended 8/31/2004		13.59	.42	.17		.59	(.44)	13.74	4.40	34			.80		.80		3.02
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.31	31			.68		.68		2.91
Period from 2/20/2002 to 8/31/2002		13.36	.27	.39		.66	(.29)	13.73	5.00	9			.92	(6)	.92	(6)	3.82	(6)
Class 529-B:
Six months ended 2/28/2006	(5)	13.72	.19	(.29)		(.10)	(.20)	$13.42	(.75)	14			1.63	(6)	1.60	(6)	2.79	(6)
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.34	14			1.65		1.63		2.29
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.54	13			1.64		1.64		2.20
Year ended 8/31/2003		13.73	.29	(.10)		.19	(.33)	13.59	1.38	14			1.63		1.63		1.92
Period from 2/20/2002 to 8/31/2002		13.36	.19	.39		.58	(.21)	13.73	4.40	3			1.66	(6)	1.66	(6)	3.16	(6)
Class 529-C:
Six months ended 2/28/2006	(5)	13.72	.19	(.29)		(.10)	(.20)	$13.42	(.75)	23			1.62	(6)	1.59	(6)	2.80	(6)
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.35	23			1.64		1.61		2.30
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.55	21			1.63		1.63		2.20
Year ended 8/31/2003		13.73	.29	(.10)		.19	(.33)	13.59	1.39	20			1.62		1.62		1.99
Period from 2/19/2002 to 8/31/2002		13.36	.22	.36		.58	(.21)	13.73	4.41	7			1.64	(6)	1.64	(6)	3.13	(6)
Class 529-E:
Six months ended 2/28/2006	(5)	13.72	.22	(.29)		(.07)	(.23)	$13.42	(.48)	3			1.08	(6)	1.05	(6)	3.34	(6)
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	3			1.11		1.09		2.83
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.08	2			1.11		1.11		2.71
Year ended 8/31/2003		13.73	.37	(.10)		.27	(.41)	13.59	1.92	2			1.10		1.10		2.48
Period from 3/7/2002 to 8/31/2002		13.22	.24	.51		.75	(.24)	13.73	5.76	1			.55		.55		1.78
Class 529-F:
Six months ended 2/28/2006	(5)	13.72	.25	(.29)		(.04)	(.26)	$13.42	(.26)	2			.61	(6)	.58	(6)	3.82	(6)
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.20	2			.78		.75		3.18
Year ended 8/31/2004		13.59	.41	.17		.58	(.43)	13.74	4.33	1			.86		.86		2.94
Period from 10/11/2002 to 8/31/2003		13.83	.30	(.15)		.15	(.39)	13.59	1.04	1			.84	(6)	.84	(6)	2.49	(6)
Class R-1:
Six months ended 2/28/2006	(5)	$13.72	$.19	$(.29)		$(.10)	$(.20)	$13.42	(.70)%	$4			1.63%	(6)	1.49%	(6)	2.90%	(6)
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.46	3			1.66		1.50		2.43
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.66	2			1.74		1.52		2.26
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.49	1			2.02		1.52		1.86
Period from 6/13/2002 to 8/31/2002		13.40	.09	.33		.42	(.09)	13.73	3.12	-		(8)	.39		.31		.64
Class R-2:
Six months ended 2/28/2006	(5)	13.72	.19	(.29)		(.10)	(.20)	$13.42	(.69)	88			1.92	(6)	1.47	(6)	2.92	(6)
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.50	85			1.94		1.47		2.46
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.70	68			2.02		1.48		2.32
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.53	43			2.05		1.47		1.81
Period from 5/31/2002 to 8/31/2002		13.37	.10	.38		.48	(.12)	13.73	3.57	1			.53		.38		.72
Class R-3:
Six months ended 2/28/2006	(5)	13.72	.22	(.29)		(.07)	(.23)	$13.42	(.51)	101			1.20	(6)	1.09	(6)	3.30	(6)
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	91			1.20		1.08		2.84
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.09	73			1.23		1.10		2.71
Year ended 8/31/2003		13.73	.37	(.10)		.27	(.41)	13.59	1.93	50			1.16		1.08		1.80
Period from 6/6/2002 to 8/31/2002		13.36	.11	.38		.49	(.12)	13.73	3.68	-		(8)	.35		.27		.83
Class R-4:
Six months ended 2/28/2006	(5)	13.72	.24	(.29)		(.05)	(.25)	$13.42	(.33)	15			.76	(6)	.73	(6)	3.67	(6)
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.25	13			.74		.72		3.21
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	8			.74		.74		3.05
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.30	5			.75		.73		2.58
Period from 5/28/2002 to 8/31/2002		13.34	.14	.40		.54	(.15)	13.73	4.04	-		(8)	.27		.20		1.00
Class R-5:
Six months ended 2/28/2006	(5)	13.72	.26	(.29)		(.03)	(.27)	$13.42	(.18)	9			.45	(6)	.42	(6)	3.97	(6)
Year ended 8/31/2005		13.74	.48	-	(7)	.48	(.50)	13.72	3.56	8			.43		.41		3.50
Year ended 8/31/2004		13.59	.47	.17		.64	(.49)	13.74	4.78	7			.42		.42		3.39
Year ended 8/31/2003		13.73	.46	(.10)		.36	(.50)	13.59	2.63	9			.43		.43		3.31
Period from 5/15/2002 to 8/31/2002		13.27	.17	.48		.65	(.19)	13.73	4.89	5			.13		.13		1.24

	Six months ended February 28,	Year ended August 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	79%	104%	72%	82%	95%	44%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 through February 28, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2005	Ending account value 2/28/2006	Expenses paid during period[1]	Annualized expense ratio

Class A -- actual return	$1,000.00	$996.66	$3.66	.74%
Class A -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class B -- actual return	1,000.00	993.11	7.26	1.47
Class B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class C -- actual return	1,000.00	992.87	7.51	1.52
Class C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class F -- actual return	1,000.00	996.93	3.37	.68
Class F -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-A -- actual return	1,000.00	996.48	3.86	.78
Class 529-A -- assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 529-B -- actual return	1,000.00	992.48	7.90	1.60
Class 529-B -- assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class 529-C -- actual return	1,000.00	992.54	7.86	1.59
Class 529-C -- assumed 5% return	1,000.00	1,016.91	7.95	1.59
Class 529-E -- actual return	1,000.00	995.16	5.19	1.05
Class 529-E -- assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-F -- actual return	1,000.00	997.44	2.87	.58
Class 529-F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-1 -- actual return	1,000.00	993.00	7.36	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-2 -- actual return	1,000.00	993.12	7.26	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-3 -- actual return	1,000.00	994.95	5.39	1.09
Class R-3 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-4 -- actual return	1,000.00	996.72	3.61	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 -- actual return	1,000.00	998.22	2.08	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.71	2.11	.42

[1] Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-4.01%	+2.68%	+4.49%
Not reflecting CDSC	+0.89%	+3.04%	+4.49%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	-0.15%	+2.95%	+2.91%
Not reflecting CDSC	+0.83%	+2.95%	+2.91%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+1.64%	+3.75%	+3.69%

Class 529-A shares†— first sold 2/20/02
Reflecting 3.75% maximum sales charge	-2.28%	—	+2.33%
Not reflecting maximum sales charge	+1.55%	—	+3.29%

Class 529-B shares†— first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	-4.16%	—	+1.93%
Not reflecting CDSC	+0.74%	—	+2.39%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	-0.23%	—	+2.40%
Not reflecting CDSC	+0.75%	—	+2.40%

Class 529-E shares*†— first sold 3/7/02	+1.29%	—	+3.22%

Class 529-F shares*†— first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+1.73%	—	+2.11%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College
Boulevard
Brea, CA 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in U.S. Government Securities Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.73 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.78 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2006, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
> U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds           Capital Research and Management           Capital International               Capital Guardian             Capital Bank and Trust

Lit. No. MFGESR-922-0406P

Litho in USA DD/INS/8085-S4902

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds (R)]

U.S. Government Securities FundSM
Investment portfolio

February 28, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 94.80%	(000)	(000)

U.S. TREASURY BONDS & NOTES — 46.13%
U.S. Treasury 4.625% 2006	$ 7,000	$ 7,000
U.S. Treasury 6.875% 2006	20,000	20,092
U.S. Treasury 3.75% 2007	46,000	45,526
U.S. Treasury 6.25% 2007	49,000	49,693
U.S. Treasury 3.375% 2008	25,500	24,675
U.S. Treasury 3.625% 2008[1]	32,779	33,943
U.S. Treasury 5.625% 2008	12,000	12,237
U.S. Treasury 3.625% 2009	244,100	236,377
U.S. Treasury 3.875% 2009[1]	15,152	16,031
U.S. Treasury 6.00% 2009[2]	1,155	1,205
U.S. Treasury 4.00% 2010	133,750	130,604
U.S. Treasury 5.75% 2010[2]	71,435	74,677
U.S. Treasury 5.00% 2011	11,500	11,719
U.S. Treasury 4.375% 2012	17,355	17,127
U.S. Treasury 3.625% 2013	34,000	32,003
U.S. Treasury 4.25% 2013	19,500	19,055
U.S. Treasury 12.00% 2013	10,000	11,695
U.S. Treasury 2.00% 2014[1]	84,367	84,356
U.S. Treasury 4.00% 2014	1,035	993
U.S. Treasury 4.25% 2014	7,000	6,824
U.S. Treasury 4.25% 2014	250	244
U.S. Treasury 7.50% 2016	5,750	7,125
U.S. Treasury 8.125% 2019	8,000	10,711
U.S. Treasury 8.875% 2019	20,100	28,203
U.S. Treasury 7.875% 2021	16,500	22,059
U.S. Treasury 2.375% 2025[1]	7,179	7,618
U.S. Treasury 6.50% 2026	39,000	48,317
U.S. Treasury 3.875% 2029[1]	5,029	6,859
U.S. Treasury 6.25% 2030	1,185	1,461
U.S. Treasury 5.375% 2031	19,521	21,742
U.S. Treasury 3.375% 2032[1]	10,546	13,922
U.S. Treasury 4.50% 2036	80,550	80,550
U.S. Treasury Principal Strip 0% 2011	5,285	4,105
U.S. Treasury Principal Strip 0% 2019	21,790	11,880
		1,100,628

MORTGAGE-BACKED OBLIGATIONS[3] — 37.70%
Government National Mortgage Assn. 7.50% 2009	61	62
Government National Mortgage Assn. 7.50% 2009	34	35
Government National Mortgage Assn. 9.00% 2009	203	208
Government National Mortgage Assn. 9.50% 2009	41	43
Government National Mortgage Assn. 7.50% 2011	112	115
Government National Mortgage Assn. 7.50% 2011	11	12
Government National Mortgage Assn. 5.50% 2013	126	128
Government National Mortgage Assn. 6.00% 2013	827	851
Government National Mortgage Assn. 6.00% 2014	3,958	4,068
Government National Mortgage Assn. 6.00% 2014	494	507
Government National Mortgage Assn. 6.00% 2014	278	286
Government National Mortgage Assn. 6.00% 2014	132	136
Government National Mortgage Assn. 6.50% 2014	424	436
Government National Mortgage Assn. 6.50% 2014	388	399
Government National Mortgage Assn. 6.50% 2014	275	283
Government National Mortgage Assn. 6.50% 2014	230	236
Government National Mortgage Assn. 6.50% 2014	198	204
Government National Mortgage Assn. 6.50% 2014	185	190
Government National Mortgage Assn. 6.50% 2014	153	157
Government National Mortgage Assn. 6.50% 2014	152	156
Government National Mortgage Assn. 6.50% 2014	133	136
Government National Mortgage Assn. 6.50% 2014	130	134
Government National Mortgage Assn. 6.50% 2014	112	115
Government National Mortgage Assn. 6.50% 2014	17	18
Government National Mortgage Assn. 6.50% 2014	16	16
Government National Mortgage Assn. 5.50% 2016	1,013	1,024
Government National Mortgage Assn. 5.50% 2016	591	597
Government National Mortgage Assn. 5.50% 2016	566	572
Government National Mortgage Assn. 5.50% 2016	507	513
Government National Mortgage Assn. 5.50% 2016	485	490
Government National Mortgage Assn. 5.50% 2016	430	435
Government National Mortgage Assn. 5.50% 2016	430	435
Government National Mortgage Assn. 5.50% 2016	380	384
Government National Mortgage Assn. 5.50% 2016	326	330
Government National Mortgage Assn. 5.50% 2016	241	244
Government National Mortgage Assn. 5.50% 2016	230	233
Government National Mortgage Assn. 5.50% 2016	230	232
Government National Mortgage Assn. 5.50% 2016	222	224
Government National Mortgage Assn. 5.50% 2016	133	135
Government National Mortgage Assn. 5.50% 2016	104	105
Government National Mortgage Assn. 6.00% 2016	1,527	1,566
Government National Mortgage Assn. 6.50% 2016	576	592
Government National Mortgage Assn. 6.50% 2016	488	502
Government National Mortgage Assn. 9.00% 2016	86	93
Government National Mortgage Assn. 5.50% 2017	5,784	5,847
Government National Mortgage Assn. 5.50% 2017	4,601	4,651
Government National Mortgage Assn. 10.00% 2019	1,556	1,758
Government National Mortgage Assn. 8.50% 2020	25	27
Government National Mortgage Assn. 8.50% 2021	74	80
Government National Mortgage Assn. 8.50% 2021	26	28
Government National Mortgage Assn. 10.00% 2021	516	587
Government National Mortgage Assn. 8.50% 2022	24	25
Government National Mortgage Assn. 8.50% 2022	24	25
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 8.50% 2023	15	16
Government National Mortgage Assn. 6.00% 2028	2,744	2,812
Government National Mortgage Assn. 6.00% 2028	1,553	1,592
Government National Mortgage Assn. 6.50% 2028	228	236
Government National Mortgage Assn. 5.00% 2034[4]	3,653	3,642
Government National Mortgage Assn. 5.00% 2034[4]	2,703	2,695
Government National Mortgage Assn. 3.75% 2035[4]	3,358	3,247
Government National Mortgage Assn. 4.00% 2035[4]	13,006	12,719
Government National Mortgage Assn. 4.00% 2035[4]	12,121	11,786
Government National Mortgage Assn. 4.00% 2035[4]	9,667	9,400
Government National Mortgage Assn. 4.00% 2035[4]	4,080	3,979
Government National Mortgage Assn. 4.50% 2035[4]	13,219	13,048
Government National Mortgage Assn. 4.50% 2035[4]	12,575	12,388
Government National Mortgage Assn. 5.00% 2035[4]	39,785	39,630
Government National Mortgage Assn. 5.00% 2035	36,880	36,195
Government National Mortgage Assn. 5.00% 2035[4]	2,942	2,931
Government National Mortgage Assn. 5.50% 2035	24,477	24,461
Government National Mortgage Assn. 5.50% 2035	14,430	14,421
Government National Mortgage Assn. 6.00% 2035	23,530	23,925
Government National Mortgage Assn. 6.00% 2035	19,462	19,789
Government National Mortgage Assn. 6.00% 2035	14,198	14,436
Government National Mortgage Assn. 6.00% 2035	9,434	9,593
Government National Mortgage Assn. 6.00% 2035	2,266	2,303
Government National Mortgage Assn. 6.00% 2035	1,790	1,820
Government National Mortgage Assn. 6.00% 2035	1,557	1,583
Government National Mortgage Assn. 6.50% 2035	29,867	30,815
Government National Mortgage Assn. 6.50% 2035	11,629	11,999
Government National Mortgage Assn. 6.50% 2035	7,637	7,880
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	8,331	8,036
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	2,089	2,091
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,503
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,660
Fannie Mae 8.50% 2007	9	9
Fannie Mae 8.50% 2008	6	6
Fannie Mae 7.00% 2009	59	59
Fannie Mae 7.00% 2009	55	56
Fannie Mae 9.00% 2009	26	27
Fannie Mae 7.00% 2010	469	476
Fannie Mae 8.50% 2010	28	29
Fannie Mae 7.00% 2011	32	32
Fannie Mae 9.50% 2011	29	31
Fannie Mae 8.50% 2013	15	15
Fannie Mae 8.50% 2014	21	22
Fannie Mae 6.00% 2017	1,843	1,879
Fannie Mae 7.00% 2017	274	281
Fannie Mae 9.548% 2018[4]	2,751	3,038
Fannie Mae 10.50% 2018	2,198	2,517
Fannie Mae 12.00% 2019	825	947
Fannie Mae 9.445% 2021[4]	1,799	1,993
Fannie Mae 9.50% 2022	76	83
Fannie Mae 11.103% 2025[4]	5,721	6,565
Fannie Mae 9.50% 2026	370	411
Fannie Mae 8.50% 2027	29	32
Fannie Mae 7.00% 2028	234	243
Fannie Mae 7.00% 2028	187	194
Fannie Mae 7.50% 2029	494	518
Fannie Mae 7.00% 2030	149	155
Fannie Mae 7.50% 2030	103	108
Fannie Mae 7.50% 2030	44	46
Fannie Mae 6.50% 2031	402	413
Fannie Mae 6.50% 2031	251	258
Fannie Mae 6.50% 2031	202	208
Fannie Mae 7.00% 2031	103	106
Fannie Mae 7.50% 2031	402	421
Fannie Mae 7.50% 2031	132	138
Fannie Mae 7.50% 2031	130	136
Fannie Mae 7.50% 2031	127	133
Fannie Mae 8.00% 2031	4,948	5,244
Fannie Mae 6.50% 2032	3,597	3,694
Fannie Mae 6.50% 2032	1,786	1,833
Fannie Mae 6.50% 2032	528	542
Fannie Mae 6.50% 2032	261	268
Fannie Mae 7.00% 2032	1,809	1,873
Fannie Mae 3.769% 2033[4]	4,086	4,011
Fannie Mae 4.011% 2033[4]	2,909	2,857
Fannie Mae 4.043% 2033[4]	583	575
Fannie Mae 4.184% 2033[4]	12,314	12,140
Fannie Mae 4.408% 2033[4]	5,515	5,443
Fannie Mae 6.00% 2034	5,063	5,113
Fannie Mae 6.00% 2034	4,923	4,971
Fannie Mae 6.00% 2034	3,370	3,403
Fannie Mae 6.00% 2034	225	227
Fannie Mae 6.00% 2034	193	195
Fannie Mae 4.485% 2035[4]	5,202	5,097
Fannie Mae 4.50% 2035[4]	3,107	3,044
Fannie Mae 4.583% 2035[4]	5,063	4,968
Fannie Mae 5.00% 2035	10,902	10,589
Fannie Mae 5.00% 2035	7,085	6,882
Fannie Mae 5.50% 2035	12,685	12,575
Fannie Mae 5.50% 2035	8,228	8,151
Fannie Mae 6.00% 2035	15,538	15,694
Fannie Mae 6.00% 2035	5,889	5,950
Fannie Mae 6.00% 2036	71,913	72,570
Fannie Mae, Series 91-50, Class H, 7.75% 2006	4	4
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007	5,000	5,087
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	1,493	1,525
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	15,000	14,558
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	6,004	5,950
Fannie Mae, Trust 35, Class 2, 12.00% 2018	28	31
Fannie Mae, Series 90-93, Class G, 5.50% 2020	111	111
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	347	369
Fannie Mae, Series 2001-4, Class NA, 11.89% 2025[4]	5,348	5,992
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	17,871	18,355
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,248	1,299
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	4,214	4,396
Fannie Mae, Series 2001-20, Class E, 9.609% 2031[4]	158	173
Fannie Mae, Series 2001-20, Class C, 12.032% 2031[4]	717	815
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[4]	11,000	10,028
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,619
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	13,378	12,897
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,553	1,621
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	1,705	1,689
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,267	1,316
Freddie Mac 8.25% 2007	14	14
Freddie Mac 7.00% 2008	35	35
Freddie Mac 8.75% 2008	21	21
Freddie Mac 8.50% 2009	44	45
Freddie Mac 8.00% 2012	36	37
Freddie Mac 6.00% 2014	311	317
Freddie Mac 4.00% 2015	2,971	2,833
Freddie Mac 12.00% 2015	20	23
Freddie Mac 6.00% 2017	1,017	1,035
Freddie Mac 8.00% 2017	338	355
Freddie Mac 8.50% 2018	12	13
Freddie Mac 8.50% 2020	247	265
Freddie Mac 8.50% 2021	79	84
Freddie Mac 10.00% 2025	2,004	2,266
Freddie Mac 4.067% 2033[4]	9,919	9,738
Freddie Mac 4.614% 2035[4]	8,288	8,120
Freddie Mac 4.649% 2035[4]	25,297	24,788
Freddie Mac 5.00% 2035	14,669	14,211
Freddie Mac 5.00% 2035	13,893	13,460
Freddie Mac 5.00% 2035	8,873	8,596
Freddie Mac 5.00% 2035	7,223	6,998
Freddie Mac 5.00% 2035	6,982	6,764
Freddie Mac 5.50% 2035	3,475	3,444
Freddie Mac 5.50% 2035	3,462	3,432
Freddie Mac 6.00% 2036	33,370	33,699
Freddie Mac 6.50% 2036	38,750	39,649
Freddie Mac, Series H009, Class A-2, 1.876% 2008[4]	142	141
Freddie Mac, Series 2289, Class NA, 11.972% 2020[4]	3,283	3,659
Freddie Mac, Series 178, Class Z, 9.25% 2021	103	108
Freddie Mac, Series 2289, Class NB, 11.464% 2022[4]	621	692
Freddie Mac, Series 1567, Class A, 4.818% 2023[4]	82	77
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,042	1,083
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,533	5,529
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	308	329
		899,492

FEDERAL AGENCY BONDS & NOTES — 10.97%
Freddie Mac 3.35% 2007	7,000	6,817
Freddie Mac 5.75% 2009	26,000	26,626
Freddie Mac 4.125% 2010	71,000	68,784
Small Business Administration, Series 2006-10A, 5.408% 2016[3]	13,475	13,496
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	3,569	3,610
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	1,784	1,827
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	5,814	6,085
Small Business Administration, Series 2002-20J, 4.75% 2022[3]	6,673	6,527
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	6,745	6,714
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	10,090	9,906
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	9,096	8,964
Federal Home Loan Bank 2.50% 2006	10,000	9,974
Federal Home Loan Bank 3.70% 2007	14,535	14,276
Federal Home Loan Bank 3.75% 2008	1,000	972
Federal Home Loan Bank 5.75% 2008	7,725	7,854
United States Agency for International Development, Republic of Egypt 4.45% 2015	26,750	25,970
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,361
Federal Agricultural Mortgage Corp. 4.25% 2008	9,250	9,105
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	10,750	10,693
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]	6,868	6,515
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	5,910	6,024
Fannie Mae 6.625% 2009	2,900	3,061
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[3]	2,601	2,579
		261,740

Total bonds & notes (cost: $2,284,312,000)		2,261,860

Short-term securities — 10.55%

U.S. Treasury Bills 3.80%-4.37% due 3/2-4/20/2006[2]	$212,000	$ 211,479
Federal Home Loan Bank 4.35% due 3/1/2006	40,400	40,395

Total short-term securities (cost: $251,859,000)		251,874

Total investment securities (cost: $2,536,171,000)		2,513,734
Other assets less liabilities		(127,627)

Net assets		$2,386,107

1Index-linked bond whose principal amount moves with a government retail price index.
2This security, or a portion of this security, has been segregated to cover funding requirements for transactions settling in the future.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Coupon rate may change periodically.
5Comprised of federal agency originated or guaranteed loans.
6Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
 The total value of all such restricted securities was $10,693,000, which represented 0.45% of the net assets of the fund.

MFGEFP-922-0406-S4539

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and PEO

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: May 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: May 8, 2006